Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Lease liabilities
26.
Lease liabilities

	Interest rate	Maturity	31.12.2024
	%		RMB’000
Current (Note 17)	2.4 - 6.7	2025	32,973
Non- current (Note 17)	1.3 - 6.7	2026-2036	30,258

	Interest rate	Maturity	31.12.2025	31.12.2025
	%		RMB’000	US$’000
Current (Note 17)	1.3 - 6.7	2026	35,667	5,152
Non- current (Note 17)	2.7 - 6.7	2027-2045	42,005	6,068